EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Earnings Per Share [Abstract]
Net loss	$ (43,325,320)	$ (97,351,667)	$ (3,071,332)
Basic weighted average number of common shares outstanding (in shares)	162,245,092	110,551,314	106,386,720
Basic loss per share (in USD per share)	$ (0.27)	$ (0.88)	$ (0.03)
Plus dilutive impact of stock options, RSUs, DSUs, and warrants (in shares)	0	0	0
Diluted weighted average number of common shares outstanding (in shares)	162,245,092	110,551,314	106,386,720
Diluted loss per share (in USD per share)	$ (0.27)	$ (0.88)	$ (0.03)